Derivatives (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Fair Value of Derivatives

The Bank assesses and measures the hedge effectiveness based on the change in the fair value of the hedging instrument relative to the change in the cash flows of the hedged item attributable to movement in equity price, using the hypothetical derivative method.

Fair Value of Derivatives
(millions of Canadian dollars)	October 31, 2020		October 31, 2019
	Fair value as at balance sheet date		Fair value as at balance sheet date
	Positive	Negative	Positive	Negative
Derivatives held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$38	$71	$24	$149
Swaps	12,290	15,068	11,244	11,952
Options written	–	1,321	–	1,099
Options purchased	1,322	–	1,168	–
Total interest rate contracts	13,650	16,460	12,436	13,200
Foreign exchange contracts
Forward contracts	818	1,361	713	1,540
Swaps	10,858	9,649	12,734	12,613
Cross-currency interest rate swaps	15,106	14,431	14,721	12,913
Options written	–	286	–	302
Options purchased	256	–	289	–
Total foreign exchange contracts	27,038	25,727	28,457	27,368
Credit derivative contracts
Credit default swaps – protection purchased	3	165	–	241
Credit default swaps – protection sold	7	9	16	–
Total credit derivative contracts	10	174	16	241
Other contracts
Equity contracts	3,649	3,328	748	2,942
Commodity contracts	2,414	1,993	1,524	1,335
Total other contracts	6,063	5,321	2,272	4,277
Fair value – trading	46,761	47,682	43,181	45,086
Derivatives held or issued for non-trading purposes
Interest rate contracts
Forward rate agreements	2	1	–	2
Swaps	4,299	2,671	2,365	1,303
Options written	–	2	–	1
Options purchased	9	–	15	–
Total interest rate contracts	4,310	2,674	2,380	1,306
Foreign exchange contracts
Forward contracts	608	187	660	90
Swaps	8	1	2	22
Cross-currency interest rate swaps	1,964	1,399	1,531	1,919
Total foreign exchange contracts	2,580	1,587	2,193	2,031
Credit derivative contracts
Credit default swaps – protection purchased	9	153	–	179
Total credit derivative contracts	9	153	–	179
Other contracts
Equity contracts	582	1,107	1,140	1,449
Total other contracts	582	1,107	1,140	1,449
Fair value – non-trading	7,481	5,521	5,713	4,965
Total fair value	$54,242	$53,203	$48,894	$50,051

Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships

The following table distinguishes derivatives held or issued for non-trading purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships as at October 31, 2020 and October 31, 2019.

Fair Value of Non-Trading Derivatives[1]
(millions of Canadian dollars)										As at
										October 31, 2020
	Derivative Assets								Derivative Liabilities
	Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships		Derivatives in qualifying hedging relationships			Derivatives not in qualifying hedging relationships
	Fair value	Cash flow	Net investment		Total	Fair value	Cash flow	Net investment		Total
Derivatives held or issued for non-trading purposes
Interest rate contracts	$1,624	$1,061	$–	$1,625	$4,310	$884	$81	$–	$1,709	$2,674
Foreign exchange contracts	–	2,503	–	77	2,580	–	1,546	–	41	1,587
Credit derivative contracts	–	–	–	9	9	–	–	–	153	153
Other contracts	–	200	–	382	582	–	142	–	965	1,107
Fair value – non-trading	$1,624	$3,764	$–	$2,093	$7,481	$884	$1,769	$–	$2,868	$5,521

										October 31, 2019
Derivatives held or issued for non-trading purposes
Interest rate contracts	$882	$804	$–	$694	$2,380	$786	$(46)	$–	$566	$1,306
Foreign exchange contracts	–	2,175	2	16	2,193	–	1,910	58	63	2,031
Credit derivative contracts	–	–	–	–	–	–	–	–	179	179
Other contracts	–	531	–	609	1,140	–	–	–	1,449	1,449
Fair value – non-trading	$882	$3,510	$2	$1,319	$5,713	$786	$1,864	$58	$2,257	$4,965

[1]	Certain derivative assets qualify to be offset with certain derivative liabilities on the Consolidated Balance Sheet. Refer to Note 6 for further details.

Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges

The following table presents the effects of fair value hedges on the Consolidated Balance Sheet and the Consolidated Statement of Income.

Fair Value Hedges
(millions of Canadian dollars)	For the years ended or as at October 31
						2020
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Carrying amounts for hedged items	Accumulated amount of fair value hedge adjustments on hedged items[1]	Accumulated amount of fair value hedge adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities at amortized cost	$1,377	$(1,384)	$(7)	$59,095	$2,572	$215
Financial assets at fair value through other comprehensive income	1,413	(1,414)	(1)	66,000	1,812	52
Loans	1,834	(1,838)	(4)	36,019	2,059	37
Total assets	4,624	(4,636)	(12)	161,114	6,443	304

Liabilities
Interest rate risk
Deposits	(3,962)	3,922	(40)	142,464	4,703	72
Securitization liabilities at amortized cost	(201)	202	1	3,519	230	–
Subordinated notes and debentures	(246)	246	–	2,658	111	(13)
Total liabilities	(4,409)	4,370	(39)	148,641	5,044	59
Total	$215	$(266)	$(51)

						2019
Assets
Interest rate risk
Debt securities at amortized cost	$2,144	$(2,160)	$(16)	$46,888	$1,502	$–
Financial assets at fair value through other comprehensive income	3,286	(3,299)	(13)	78,688	580	(119)
Loans	1,440	(1,458)	(18)	59,270	741	(6)
Total assets	6,870	(6,917)	(47)	184,846	2,823	(125)

Liabilities
Interest rate risk
Deposits	(4,566)	4,584	18	125,602	2,214	(11)
Securitization liabilities at amortized cost	(149)	151	2	5,481	82	–
Subordinated notes and debentures	(189)	190	1	5,071	(28)	(135)
Total liabilities	(4,904)	4,925	21	136,154	2,268	(146)
Total	$1,966	$(1,992)	$(26)

						2018
Total	$(802)	$804	$2

[1]

The Bank has portfolios of fixed rate financial assets and liabilities whereby the notional amount changes frequently due to originations, issuances, maturities and prepayments. The interest rate risk hedges on these portfolios are rebalanced dynamically.

Cash Flow Hedges and Net Investment Hedges

The following table presents the effects of cash flow hedges and net investment hedges on the Bank’s Consolidated Statement of Income and the Consolidated Statement of Comprehensive Income.

Cash Flow and Net Investment Hedges
(millions of Canadian dollars)	For the years ended October 31
						2020
	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Hedging gains (losses) recognized in other comprehensive income[1]	Amount reclassified from accumulated other comprehensive income (loss) to earnings[1]	Net change in other comprehensive income (loss)[1]
Cash flow hedges[2]
Interest rate risk[3]	$(3,884)	$3,891	$7	$4,222	$609	$3,613
Foreign exchange risk[4,5,6]	(1,129)	1,122	(7)	650	1,043	(393)
Equity price risk	364	(364)	–	(364)	(294)	(70)
Total cash flow hedges	$(4,649)	$4,649	$–	$4,508	$1,358	$3,150

Net investment hedges	$394	$(394)	$–	$(394)	$(2,077)	$1,683

						2019
Cash flow hedges[2]
Interest rate risk[3]	$(5,087)	$5,089	$2	$5,041	$(218)	$5,259
Foreign exchange risk[4,5,6]	251	(250)	1	(466)	(572)	106
Equity price risk	(122)	122	–	122	117	5
Total cash flow hedges	$(4,958)	$4,961	$3	$4,697	$(673)	$5,370

Net investment hedges	$(180)	$180	$–	$180	$–	$180

						2018
Total cash flow hedges[2]	2,070	$(2,072)	$(2)	$(2,100)	$738	$(2,838)

Net investment hedges	392	$(392)	$–	$(392)	$–	$(392)

[1]	Effects on other comprehensive income are presented on a pre-tax basis.
[2]	During the years ended October 31, 2020, October 31, 2019, and October 31, 2018, there were no instances where forecasted hedged transactions failed to occur.
[3]	Hedged items include forecasted interest cash flows on loans, deposits, and securitization liabilities.
[4]	For non-derivative instruments designated as hedging foreign exchange risk, fair value change is measured as the gains and losses due to spot foreign exchange movements.
[5]

Cross-currency swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedging relationship. These hedges are disclosed in the above risk category (foreign exchange risk).

[6]	Hedged items include principal and interest cash flows on foreign denominated securities, loans, deposits, other liabilities, and subordinated notes and debentures.

Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss)

Reconciliation of Accumulated Other Comprehensive Income (Loss)[1]
(millions of Canadian dollars)	For the years ended October 31
	2020
	Accumulated other comprehensive income (loss) at beginning of year	Net changes in other comprehensive income (loss)	Accumulated other comprehensive income (loss) at end of year	Accumulated other comprehensive income (loss) on designated hedges	Accumulated other comprehensive income (loss) on de-designated hedges
Cash flow hedges
Interest rate risk	$1,603	$3,613	$5,216	$1,881	$3,335
Foreign exchange risk	353	(393)	(40)	(40)	–
Equity price risk	25	(70)	(45)	(45)	–
Total cash flow hedges	$1,981	$3,150	$5,131	$1,796	$3,335

Net investment hedges

Foreign translation risk	$(5,509)	$1,683	$(3,826)	$(3,826)	$–

	2019
Cash flow hedges
Interest rate risk	$(3,656)	$5,259	$1,603	$1,226	$377
Foreign exchange risk	247	106	353	353	–

Equity price risk	20	5	25	25	–
Total cash flow hedges	$(3,389)	$5,370	$1,981	$1,604	$377

Net investment hedges

Foreign translation risk	$(5,689)	$180	$(5,509)	$(5,509)	$–

[1]	Presented on a pre-tax basis and excludes the Bank’s equity in the AOCI of an investment in TD Ameritrade.

Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives
Over-the-Counter and Exchange-Traded Derivatives
(millions of Canadian dollars)	As at
	October 31 2020								October 31 2019
	Trading
	Over-the-Counter[1]
	Clearing house	[2]	Non clearing house	Exchange- traded	Total	Non- trading	[3]	Total	Total

Notional
Interest rate contracts
Futures	$–		$–	$546,112	$546,112	$–		$546,112	$884,565
Forward rate agreements	1,468,217		9,035	–	1,477,252	1,497		1,478,749	1,846,927
Swaps	8,659,568		350,193	–	9,009,761	1,338,113		10,347,874	11,412,846
Options written	–		89,499	275,160	364,659	1,649		366,308	246,268

Options purchased	–		82,712	366,412	449,124	3,914		453,038	314,793

Total interest rate contracts	10,127,785		531,439	1,187,684	11,846,908	1,345,173		13,192,081	14,705,399
Foreign exchange contracts
Futures	–		–	–	–	–		–	16
Forward contracts	–		116,537	–	116,537	31,717		148,254	190,465
Swaps	–		2,035,231	–	2,035,231	1,263		2,036,494	1,749,551
Cross-currency interest rate swaps	–		896,278	–	896,278	97,182		993,460	858,701
Options written	–		17,863	40	17,903	–		17,903	27,654

Options purchased	–		17,894	26	17,920	–		17,920	27,295

Total foreign exchange contracts	–		3,083,803	66	3,083,869	130,162		3,214,031	2,853,682
Credit derivative contracts
Credit default swaps – protection purchased	8,444		102	–	8,546	4,196		12,742	12,670

Credit default swaps – protection sold	1,336		207	–	1,543	1		1,544	1,112

Total credit derivative contracts	9,780		309	–	10,089	4,197		14,286	13,782
Other contracts
Equity contracts	–		76,337	71,960	148,297	27,767		176,064	188,371

Commodity contracts	66		46,370	56,835	103,271	–		103,271	96,687

Total other contracts	66		122,707	128,795	251,568	27,767		279,335	285,058

Total	$10,137,631		$3,738,258	$1,316,545	$15,192,434	$1,507,299		$16,699,733	$17,857,921

[1]

Collateral held under a Credit Support Annex to help reduce counterparty credit risk is in the form of high-quality and liquid assets such as cash and high-quality government securities. Acceptable collateral is governed by the Collateralized Trading Policy.

[2]

Derivatives executed through a central clearing house reduce settlement risk due to the ability to net settle offsetting positions for capital purposes and therefore receive preferential capital treatment compared to those settled with non-central clearing house counterparties.

[3]

As at October 31, 2020, includes $1,150 billion of OTC derivatives that are transacted with clearing houses (October 31, 2019 – $1,454 billion) and $357 billion of OTC derivatives that are transacted with non-clearing houses (October 31, 2019 – $352 billion). There were no exchange-traded derivatives both as at October 31, 2020 and October 31, 2019.

Schedule of Notional Amount of Non-trading Derivatives

The following table distinguishes the notional amount of derivatives held or issued for non-trading purposes between those that have been designated in qualifying hedge accounting relationships and those which have not been designated in qualifying hedge accounting relationships.

Notional of Non-Trading Derivatives
(millions of Canadian dollars)	As at
	October 31, 2020
	Derivatives in qualifying hedging relationships					Derivatives not in qualifying hedging relationships
Derivatives held or issued for hedging (non-trading) purposes	Fair value	Cash flow	[1]	Net Investment	[1]		Total
Interest rate contracts	$313,461	$193,897		$–		$837,815	$1,345,173
Foreign exchange contracts	–	121,263		44		8,855	130,162
Credit derivative contracts	–	–		–		4,197	4,197

Other contracts	–	1,630		–		26,137	27,767

Total notional non-trading	$313,461	$316,790		$44		$877,004	$1,507,299

	October 31, 2019
Interest rate contracts	$337,374	$234,134		$–		$1,077,788	$1,649,296
Foreign exchange contracts	–	117,532		1,292		4,525	123,349
Credit derivative contracts	–	–		–		3,199	3,199

Other contracts	–	2,079		–		27,375	29,454

Total notional non-trading	$337,374	$353,745		$1,292		$1,112,887	$1,805,298

[1]

Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. These derivatives are used to hedge foreign exchange rate risk in cash flow hedges and net investment hedges.

Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity

Derivatives by Remaining Term-to-Maturity
(millions of Canadian dollars)					As at
				October 31 2020	October 31 2019
Notional Principal	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total
Interest rate contracts
Futures	$422,942	$123,170	$–	$546,112	$884,565
Forward rate agreements	1,431,511	46,454	784	1,478,749	1,846,927
Swaps	3,184,527	5,020,569	2,142,778	10,347,874	11,412,846
Options written	293,678	63,196	9,434	366,308	246,268

Options purchased	383,966	59,949	9,123	453,038	314,793

Total interest rate contracts	5,716,624	5,313,338	2,162,119	13,192,081	14,705,399
Foreign exchange contracts
Futures	–	–	–	–	16
Forward contracts	137,409	10,761	84	148,254	190,465
Swaps	1,993,627	36,992	5,875	2,036,494	1,749,551
Cross-currency interest rate swaps	253,709	543,801	195,950	993,460	858,701
Options written	15,796	1,830	277	17,903	27,654

Options purchased	15,671	1,964	285	17,920	27,295

Total foreign exchange contracts	2,416,212	595,348	202,471	3,214,031	2,853,682
Credit derivative contracts
Credit default swaps – protection purchased	1,869	4,526	6,347	12,742	12,670

Credit default swaps – protection sold	410	901	233	1,544	1,112

Total credit derivative contracts	2,279	5,427	6,580	14,286	13,782
Other contracts
Equity contracts	132,950	43,103	11	176,064	188,371

Commodity contracts	87,727	15,333	211	103,271	96,687

Total other contracts	220,677	58,436	222	279,335	285,058

Total	$8,355,792	$5,972,549	$2,371,392	$16,699,733	$17,857,921

Summary of Hedging Instruments by Term to Maturity

The following table discloses the notional amount and average price of derivative instruments designated in qualifying hedge accounting relationships.

Hedging Instruments by Remaining Term-to-Maturity
(millions of Canadian dollars, except as noted)	As at
	October 31 2020				October 31 2019
Notional	Within 1 year	Over 1 year to 5 years	Over 5 years	Total	Total
Interest rate risk
Interest rate swaps
Notional – pay fixed	$35,776	$76,270	$48,976	$161,022	$201,878
Average fixed interest rate %	1.29	1.54	1.53
Notional – received fixed	37,905	140,448	50,404	228,757	248,779
Average fixed interest rate %	0.93	1.58	0.89

Total notional – interest rate risk	73,681	216,718	99,380	389,779	450,657
Foreign exchange risk[1]
Forward contracts
Notional – USD/CAD	680	775	200	1,655	1,063
Average FX forward rate	1.32	1.33	1.34
Notional – EUR/CAD	4,240	12,471	316	17,027	17,009
Average FX forward rate	1.56	1.65	1.73
Notional – other	44	–	–	44	1,292
Cross-currency swaps[2,3]
Notional – USD/CAD	27,547	24,498	2,634	54,679	49,455
Average FX rate	1.30	1.32	1.33
Notional – EUR/CAD	2,327	16,691	2,898	21,916	23,474
Average FX rate	1.46	1.51	1.50
Notional – GBP/CAD	2,071	3,020	284	5,375	5,033
Average FX rate	1.72	1.70	1.71
Notional – other currency pairs[4]	9,691	10,365	552	20,608	21,468

Total notional – foreign exchange risk	46,600	67,820	6,884	121,304	118,794
Equity Price Risk
Notional – equity forward contracts	1,657	–	–	1,657	2,092

Total notional	$121,938	$284,538	$106,264	$512,740	$571,543

[1]

Foreign currency denominated deposit liabilities are also used to hedge foreign exchange risk. As at October 31, 2020, the carrying value of these non-derivative hedging instruments was $27.9 billion (October 31, 2019 – $23.9 billion) designated under net investment hedges.

[2]

Cross-currency swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Both these types of hedges are disclosed under the Foreign exchange risk as the risk category.

[3]

Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. The notional amount of these interest rate swaps, excluded from the above, is $117.6 billion as at October 31, 2020 (October 31, 2019 – $120.9 billion).

[4]

Includes derivatives executed to manage non-trading foreign currency exposures, when more than one currency is involved prior to hedging to the Canadian dollar, when the functional currency of the entity is not the Canadian dollar, or when the currency pair is not a significant exposure for the Bank.

Summary of Derivative Instruments Designated in Qualifying Hedge Accounting Relationships

The following table discloses the notional amount of derivative instruments designated in qualifying hedge accounting relationships, disaggregated by significant interest rate benchmark, that have yet to transition to an alternative benchmark rate for contracts maturing after December 31, 2021. EURIBOR underwent a methodology change in 2019 and will continue as a benchmark rate in the foreseeable future and is excluded from this table. As at October 31, 2020, the notional amount of derivative instruments indexed to EURIBOR in designated hedge accounting relationships is $46 billion (October 31, 2019 – $48 billion). As at October 31, 2020, none of the Bank’s derivative instruments in designated hedge accounting relationships have transitioned to an ARR.

Derivative Instruments Designated in Qualifying Hedge Accounting Relationships[1,2]
(millions of Canadian dollars)	As at
	October 31, 2020	October 31, 2019
Notional	Hedging derivatives maturing after December 31, 2021
Interest rate risk
Interest rate swaps
US LIBOR	$210,352	$173,763
GBP LIBOR	–	–
Foreign exchange risk
Interest rate swaps
US LIBOR	17,024	9,586
GBP LIBOR	1,726	1,706
Cross-currency swaps[3]
US LIBOR	34,359	21,539
GBP LIBOR	2,589	2,559

Total	$266,050	$209,153

[1]	US LIBOR transitioning to Secured Overnight Financing Rate (SOFR). GBP LIBOR transitioning to Sterling Overnight Interbank Average Rate (SONIA).
[2]

Excludes hedging derivatives which reference rates in multi-rate jurisdictions, including CDOR. Derivative instruments indexed to 6-month and 12-month CDOR tenors will be discontinued on May 17, 2021 while other tenors of CDOR will continue as a benchmark rate. As at October 31, 2020, the Bank does not have any derivative instruments indexed to 6-month or 12-month CDOR in designated hedge accounting relationships.

[3]

Cross-currency swaps may be used to hedge foreign exchange risk or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Both these types of hedges are disclosed under the Foreign exchange risk as the risk category.

Credit Exposure of Derivatives

Credit Exposure of Derivatives[1]
(millions of Canadian dollars)						As at
	October 31, 2020			October 31, 2019
	Current replacement cost	Credit equivalent amount	Risk- weighted amount	Current replacement cost	Credit equivalent amount	Risk- weighted amount
Interest rate contracts
Forward rate agreements	$20	$325	$229	$31	$536	$449
Swaps	4,347	10,607	2,641	3,210	9,635	1,809
Options written	33	129	36	64	224	60

Options purchased	5	75	23	69	235	42

Total interest rate contracts	4,405	11,136	2,929	3,374	10,630	2,360
Foreign exchange contracts
Forward contracts	465	2,364	353	434	2,555	375
Swaps	1,999	15,638	1,370	1,961	14,286	1,635
Cross-currency interest rate swaps	2,087	10,422	1,500	1,812	10,288	1,183
Options written	29	135	44	29	193	45

Options purchased	8	104	28	19	170	38

Total foreign exchange contracts	4,588	28,663	3,295	4,255	27,492	3,276
Other contracts
Credit derivatives	3	508	123	6	634	149
Equity contracts	689	8,513	1,376	151	5,706	667

Commodity contracts	714	3,610	975	383	3,083	627

Total other contracts	1,406	12,631	2,474	540	9,423	1,443
Total derivatives	10,399	52,430	8,698	8,169	47,545	7,079

Qualifying Central Counterparty (QCCP) Contracts	3,274	14,150	410	3,085	12,967	349
Total	$13,673	$66,580	$9,108	$11,254	$60,512	$7,428

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current year.

Summary of Current Replacement Cost of Derivatives by Sector
Current Replacement Cost of Derivatives
(millions of Canadian dollars, except as noted)								As at
	Canada[1]		United States[1]		Other international[1]		Total
By sector	October 31 2020	October 31 2019	October 31 2020	October 31 2019	October 31 2020	October 31 2019	October 31 2020	October 31 2019
Financial	$2,562	$2,416	$123	$80	$309	$245	$2,994	$2,741
Government	2,156	1,836	26	43	116	221	2,298	2,100

Other	2,092	1,279	2,397	1,531	618	518	5,107	3,328
Total current replacement cost	$6,810	$5,531	$2,546	$1,654	$1,043	$984	$10,399	$8,169

Summary of Current Replacement Cost of Derivatives by Location

By location of risk	October 31 2020	October 31 2019	October 31 2020 % mix	October 31 2019 % mix

Canada	$3,752	$2,768	36.1%	33.9%

United States	4,078	2,936	39.2	36.0
Other international
United Kingdom	371	501	3.6	6.1
Europe – other	1,414	1,211	13.6	14.8
Other	784	753	7.5	9.2

Total Other international	2,569	2,465	24.7	30.1
Total current replacement cost	$10,399	$8,169	100.0%	100.0%

[1]	Based on geographic location of unit responsible for recording revenue.